Condensed Consolidated Balance Sheets (Unaudited) - GBP (£) £ in Thousands	Dec. 31, 2019	Jun. 30, 2019
ASSETS - NON-CURRENT
Goodwill	£ 59,467	£ 36,760
Intangible assets	31,478	28,910
Property, plant and equipment	11,776	10,579
Lease right-of-use assets	49,109
Financial assets	881	0
Deferred tax assets	11,447	9,550
TOTAL	164,158	85,799
ASSETS - CURRENT
Trade and other receivables	74,251	65,917
Corporation tax receivable	4,171	790
Financial assets	592	0
Cash and cash equivalents	78,975	70,172
TOTAL	157,989	136,879
TOTAL ASSETS	322,147	222,678
LIABILITIES - CURRENT
Borrowings	954	21
Lease liabilities	10,489
Trade and other payables	72,511	48,502
Corporation tax payable	983	2,920
Contingent consideration	1,131	1,244
Deferred consideration	1,707	1,516
TOTAL	87,775	54,203
LIABILITIES - NON CURRENT
Lease liabilities	39,545
Deferred consideration	1,901	0
Deferred tax liabilities	2,837	2,033
Other liabilities	108	113
TOTAL	44,391	2,146
EQUITY
Share capital	1,095	1,089
Share premium	20,278	17,271
Merger relief reserve	4,430	4,430
Retained earnings	156,313	146,963
Other reserves	9,548	(1,577)
Investment in own shares	(1,683)	(1,847)
TOTAL	189,981	166,329
TOTAL LIABILITIES AND EQUITY	£ 322,147	£ 222,678